DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Active Income Fund *LCMAX

Driehaus Select Credit Fund *DRSLX

Driehaus Event Driven Fund *DEVDX

(the “Funds”)

SUPPLEMENT DATED OCTOBER 1, 2015

TO THE PROSPECTUS FOR THE FUNDS DATED APRIL 30, 2015

AS SUPPLEMENTED JULY 1, 2015 (“PROSPECTUS”)

Effective October 1, 2015, Adam Abbas no longer serves as an assistant portfolio manager of either the Driehaus Active Income Fund or the Driehaus Select Credit Fund or as the co-portfolio manager of the Driehaus Event Driven Fund. Accordingly, all references to Adam Abbas in the Prospectus are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.

DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Active Income Fund *LCMAX

Driehaus Select Credit Fund *DRSLX

Driehaus Event Driven Fund *DEVDX

(the “Funds”)

SUPPLEMENT DATED OCTOBER 1, 2015

TO THE

STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS

DATED APRIL 30, 2015 AS SUPPLEMENTED JULY 1, 2015 (“SAI”)

Effective October 1, 2015, Adam Abbas no longer serves as an assistant portfolio manager of either the Driehaus Active Income Fund or the Driehaus Select Credit Fund or as the co-portfolio manager of the Driehaus Event Driven Fund. Accordingly, all references to Adam Abbas in the SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.